FAIR VALUE DISCLOSURES - Reconciliation of Gains and Losses on Level 3 Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Beginning balance	$ 35,857	$ 38,181	$ 40,575
Accretion (amortization)		(56)	(38)
Increase (decrease) fair value	(99)	45	44
Settlements	(2,709)	(2,313)	(2,400)
Ending balance	$ 32,945	$ 35,857	$ 38,181
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income